SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands																				1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 11, 2024 USD ($) $ / shares shares	Aug. 30, 2024 USD ($)	Aug. 29, 2024 shares	Aug. 24, 2024 USD ($)	Jul. 21, 2024 shares $ / shares	Jul. 19, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jul. 11, 2024	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 24, 2024 USD ($)	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Mar. 07, 2023 shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 26, 2025	Sep. 16, 2024 shares	Aug. 28, 2024 shares	Jun. 30, 2024 € / shares	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Apr. 25, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants																					6,061
Aggregate ordinary shares																					6,061,000
Exercise price of share | $ / shares										$ 0.165											$ 0.165
Number of shares issued																			1,000,000							36,341	1,237,751									1,237,751			864,000
Ordinary shares | € / shares																																	€ 1			€ 1
Aggregate amount of convertible instruments issued																						$ 569,000	$ 828
Gross proceeds | $																												$ 182,000	$ 5,892,000
Restricted stock unit shares														20,000
Restricted stock unit vested shares														12,148
Post-reverse stock split																										75:1 reverse stock split
Conversion of debt																			shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Interest rate																											4.00%									4.00%
Gross proceeds | $																											$ 1,979,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued | $																											500,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued | $																											$ 1,000,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	606,060
Gross proceeds | $																	$ 697
Warrants exercise price per share | $ / shares																	$ 1.15																							$ 5.28
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized																																						5,082,417
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										11,699						161,662			160,227							42,573
Ordinary shares | $ / shares																$ 18										$ 0.165	$ 0.0022
Gross proceeds | $																$ 2,910,000
Purchase price description																purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price.
Net debt | $										$ 119,000																$ 569,000
Number of shares authorized																										484,848,485	484,848,485									484,848,485
Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																																		1,333
Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																											2,619,367									2,619,367
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants																					909,090,000
Warrants exercised																					454,544,000
Aggregate ordinary shares																					454,544,000
Exercise price of share | $ / shares																				$ 0.5
Number of shares issued							75		51,810																						22,611
Exercise price of share | $ / shares																$ 0.2378
Fee and commission income | $																$ 2,900,000
Offering expenses payable | $																$ 2,660,000
Convertible security to investor, description																				(i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor.
Aggregate amount of convertible instruments issued | $									$ 800,000											$ 407,000
Gross proceeds | $		$ 194,500																		350,000
Restricted stock unit shares														1,500,000
Restricted stock unit vested shares														166,667
Promissory note | $									$ 500,000
Warrants exercise price per share | $ / shares	$ 1.00
Face value | $		$ 223,600		$ 407,000
Ordinary shares												30,000
Reverse stock split								75 shares of par value US$0.0022 each will be consolidated into 1 share of par value US$0.165
Post-reverse stock split							post-reverse stock split of 75:1
Bid price, per share | $ / shares							$ 1,000
Maturity date		The maturity date of the Note is June 30, 2025.		maturity date to February 24, 2025.					December 31, 2024
Conversion of debt		In the event of an Event of Default, (i) the Note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the Note may be converted into ordinary shares of the Company (“Ordinary Shares”) at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the note so the Investor beneficially owns less than 4.99% of the Company’s Ordinary Shares.
Net debt | $									$ 1,300,000
Convertible promissory note interest rate									15.00%
Borrowings default interest rate									20.00%
Issue of convertible shares									29,116
Principal amount | $		$ 29,000
Interest rate		10.00%
Discount percentage																														2.00%
Issued capital ordinary shares | $		$ 1,500,000		$ 1,500,000
Cash | $		9,000
Proceeds from issuance of private placement | $	$ 5,350,000
Offering share	5,350,000
Public offering price | $ / shares	$ 1.00
Prefunded unit price per share | $ / shares	$ 0.9999
Gross proceeds on escrow and payable percentage	20.00%
Gross proceeds | $	$ 1,072,000
Gross proceeds on cash proceeds percentage	12.00%
Ordinary shares percentage	10.00%
Nonadjusting event [member] | Series A Common Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares	$ 1.00
Initial issuance expire date	expire 66 months after the initial issuance date
Nonadjusting event [member] | Series B Common Warrant [Member]
IfrsStatementLineItems [Line Items]
Public offering price | $ / shares	$ 0.00001
Nonadjusting event [member] | February Twenty Eight Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle | $		123,000
Nonadjusting event [member] | March Twenty Thirty Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle | $		30,000
Nonadjusting event [member] | April Twenty Thirty Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle | $		30,000
Nonadjusting event [member] | May Twenty Thirty Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle | $		30,000
Nonadjusting event [member] | June Twenty Thirty Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle | $		$ 30,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							0.0022
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							$ 0.165
Nonadjusting event [member] | Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			29,871																													1,524,752
Nonadjusting event [member] | Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Vested shares			411,263
Nonadjusting event [member] | Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Vested shares			682,594
Nonadjusting event [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Public offering price | $ / shares	$ 0.0001
Nonadjusting event [member] | Board [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares granted					6,873
Fair value grant | $ / shares					$ 6.23
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																																			3,789,264
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																																			2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																																		100,000
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																																			2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																					345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																					606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contract agreement | $																																			$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								115,493
Exercise price of share | $ / shares																								$ 17.835
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																12,124,666								46,169
Ordinary shares | $ / shares																$ 0.24								$ 18
Pre funded warrants convertible, description																1-for-1 basis
Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate ordinary shares														35,659
Payment for fee | $														$ 200,000						200,000
Exercise price of share | $ / shares											$ 0.165
Number of shares issued											3,333														35,659
Warrant term												5 years
Gross proceeds | $																									$ 527,000
Letter Agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												3,333
Warrants exercise price per share | $ / shares												$ 0.165
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $														$ 200,000,000						$ 200,000,000
Warrant shares														250,000						250,000
Exercise price of share | $ / shares																				$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares													$ 11.775					$ 122.835
Number of shares issued																											2,619,377									2,619,377
Aggregate amount of convertible instruments issued | $															$ 407,000
Gross proceeds | $															$ 350,000			$ 2,358,000
Borrowing costs incurred | $																		$ 2,574,000
Original issue discount																		40.00%
Interest accrued percent																		12.00%
Conversion price | $ / shares																		$ 1.6378
Maturity date															6
Conversion of debt																		Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Net debt | $																		$ 4,290,000
Interest rate															0.00%
Securities purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 0.165
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 122.835
Number of shares issued																		2,619,367
Warrants exercise price per share | $ / shares																		$ 1.6378
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 0.165
Number of shares issued																		3,929,051
Warrants exercise price per share | $ / shares																		$ 0.0022
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		3,929,051
Securities purchase agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		2,619,367
Securities purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Original issue discount						35.00%
Proceeds from issuance promissory note and warrant | $						$ 747,000
Principal amount | $						$ 1,150,000
Maturity date						12 months
Conversion of debt						The Investor may convert the Note into the Company’s Ordinary Shares at a conversion price based on the lower of $6.10 or 80% of the 20-day volume-weighted average price, subject to a 4.99% beneficial ownership limitation. In case of default, the outstanding principal plus accrued interest increases to 120%, and a 24.5% per annum default interest rate applies. The accompanying Warrant, exercisable for 208,524 shares at $6.23 per share, is valid for five and a half years and includes anti-dilution protections and a 4.99% ownership cap. The Company used the net proceeds for working capital and general corporate purposes and is subject to certain restrictions and covenants under the Purchase Agreement. The Company also agreed to register the resale of shares underlying the Note and Warrant under a Registration Rights Agreement.
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares													11,825,508
Promissory note | $													$ 2,000,000.0
Principal amount | $													2,250,000
Borrowing costs incurred | $													$ 2,000,000.0
Original issue discount													10.00%
Interest accrued percent													12.00%
Warrant term													5 years
Exercise price of outstanding share options | $ / shares													$ 0.157
Existing warrant amount | $													$ 6,000
Stock Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Face value | $												$ 30,000,000														$ 30,000,000
Purchase price description																										The SPA allows the Company to sell shares to Alpha through “Puts” with a mandatory minimum of $20 per Put and a maximum of $833 in any 30-day period. The share price depends on market conditions and is discounted based on specific price thresholds. Alpha’s obligation to purchase shares is subject to customary conditions, including owning no more than 4.99% of the Company’s shares at any given time. The SPA automatically terminates after 36 months or once Alpha has purchased $30 million in shares. The Company can terminate the agreement under certain conditions. Proceeds will primarily support working capital and general corporate purposes, with 50% of sales used to repay any outstanding debts owed to Alpha. The Company is continuing with additional capital raising and as described in note 9, post balance sheet date entered into additional funding agreements of $5.3 million along with securing $747 thousand and $194 in addition to restructuring of debt, into $800 and $500 in convertible and non convertible notes respectively.
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Face value | $												$ 30,000,000
Purchase price description												(a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA
Ordinary shares												2,725,621,000